Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of income and expense [Line Items]
Other operating expenses	¥ 64,480	¥ 62,561	¥ 57,166
Other operating expenses [Member]
Disclosure of analysis of income and expense [Line Items]
Credit loss allowance and write-down of inventories	3,663	3,846	3,955
Commission and other service expenses	23,010	23,151	22,658
Advertising and promotion expenses	2,563	2,882	2,463
Internet access terminal maintenance expenses	2,937	3,358	3,547
Customer retention costs	3,601	4,085	3,987
Auditors' remuneration	78	78	74
Property management fee	2,188	2,192	2,169
Office and administrative expenses	1,606	1,763	1,919
Transportation expense	1,471	1,565	1,642
Miscellaneous taxes and fees	1,236	1,387	1,251
Service technical support expenses	13,981	8,035	4,355
Repairs and maintenance expenses	704	770	824
Loss on disposal of property, plant and equipment	2,179	4,148	3,489
Others	¥ 5,263	¥ 5,301	¥ 4,833